Non - Current Assets or Disposal Groups Held for Sale or Held for Distribution to Owners and Discontinued Operations - Summary of Assets and Liabilities Related to Operations (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Impairment Loss Reversal Of Impairment Loss Recognised In Profit Or Loss	$ 2,126	$ 61,753	$ 44,577
NON-CURRENT ASSETS
Property, plant and equipment	9,019,237	8,686,827
TOTAL NON-CURRENT ASSETS	23,195,130	21,012,370
NON-CURRENT LIABILITIES
Other non-current non-financial liabilities	111,268	105,223
TOTAL NON-CURRENT LIABILITIES	10,794,266	8,913,700
Assets and Liabilities Classified as Held for Distribution To Owners
Noncurrent Assets Or Disposal Groups Held For Sale Or Held For Distribution To Owners And Discontinued Operations [Line Items]
Impairment loss	5,234
Impairment Loss Reversal Of Impairment Loss Recognised In Profit Or Loss	3,433	(5,234)
NON-CURRENT ASSETS
Property, plant and equipment	11,326	5,825
TOTAL NON-CURRENT ASSETS	11,356	5,825
NON-CURRENT LIABILITIES
Other non-current non-financial liabilities	3,791	3,835
TOTAL NON-CURRENT LIABILITIES	$ 3,791	$ 3,835